Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of company's operations by reportable segment
Revenue	$ 556,679	$ 547,993	$ 450,422	$ 373,706	$ 352,467	$ 381,848	$ 370,437	$ 271,617	$ 1,928,800	$ 1,376,369	$ 1,003,409
Operating expenses									1,905,929	1,399,857	1,016,301
Goodwill impairment					35,032	143,543			8,067	178,575	60,000
Changes in fair value of contingent earnout liability										(10,000)	(45,340)
Operating income (loss)									14,804	(192,063)	(27,552)
Other expense									(33,368)	(51,878)	(26,086)
Provision for income taxes									4,727	(33,558)	(28,951)
Loss from continuing operations	(3,997)	3,847	(1,991)	(21,150)	(52,076)	(122,760)	1,685	(37,232)	(23,291)	(210,383)	(24,687)
Income (loss) from discontinued operations, net of provision (benefit) for income taxes	(9,301)	(3,112)	5,699	770	(61,973)	(9,243)	(3,835)	(7,387)	(5,944)	(82,438)	(11,142)
Net loss	(13,298)	735	3,708	(20,380)	(114,049)	(132,003)	(2,150)	(44,619)	(29,235)	(292,821)	(35,829)
Less: Income attributable to noncontrolling interest									(976)	(1,195)	(1,207)
Net loss attributable to Willbros Group, Inc.	(13,329)	462	3,380	(20,724)	(114,366)	(132,299)	(2,461)	(44,890)	(30,211)	(294,016)	(37,036)
Depreciation and amortization expense
Depreciation and amortization									46,345	52,748	42,800
Capital expenditures by segment
Capital expenditures by segment									10,659	10,047	15,635
Assets, continuing operations
Total assets, continuing operations	887,306				739,264				887,306	739,264
Oil & Gas [Member]
Schedule of company's operations by reportable segment
Revenue									902,688	560,202	529,789
Operating expenses									904,167	586,655	521,680
Goodwill impairment										30,709	54,686
Changes in fair value of contingent earnout liability
Operating income (loss)									(1,479)	(57,162)	(46,577)
Depreciation and amortization expense
Depreciation and amortization									12,700	15,688	20,178
Capital expenditures by segment
Capital expenditures by segment									5,766	3,923	5,662
Assets, continuing operations
Total assets, continuing operations	329,198				240,754				329,198	240,754
Utility T&D [Member]
Schedule of company's operations by reportable segment
Revenue									483,603	388,438	152,851
Operating expenses									470,639	392,617	176,579
Goodwill impairment									8,067	143,543
Changes in fair value of contingent earnout liability
Operating income (loss)									11,426	(147,722)	(23,728)
Depreciation and amortization expense
Depreciation and amortization									28,299	31,151	15,994
Capital expenditures by segment
Capital expenditures by segment									2,061	2,828	4,215
Assets, continuing operations
Total assets, continuing operations	279,480				323,920				279,480	323,920
Professional Services [Member]
Schedule of company's operations by reportable segment
Revenue									330,594	278,101	165,181
Operating expenses									319,168	275,627	162,028
Goodwill impairment										2,113	5,314
Changes in fair value of contingent earnout liability
Operating income (loss)									11,426	361	(2,161)
Depreciation and amortization expense
Depreciation and amortization									3,150	3,496	3,284
Capital expenditures by segment
Capital expenditures by segment									1,227	1,255	445
Assets, continuing operations
Total assets, continuing operations	88,133				37,753				88,133	37,753
Canada [Member]
Schedule of company's operations by reportable segment
Revenue									216,793	153,411	157,667
Operating expenses									216,833	148,741	158,093
Goodwill impairment										2,210
Changes in fair value of contingent earnout liability
Operating income (loss)									(40)	2,460	(426)
Depreciation and amortization expense
Depreciation and amortization									2,196	2,413	3,344
Capital expenditures by segment
Capital expenditures by segment									661	52	3,987
Assets, continuing operations
Total assets, continuing operations	103,157				57,783				103,157	57,783
Eliminations [Member]
Schedule of company's operations by reportable segment
Revenue									(4,878)	(3,783)	(2,079)
Operating expenses									(4,878)	(3,783)	(2,079)
Goodwill impairment
Operating income (loss)
Corporate [Member]
Capital expenditures by segment
Capital expenditures by segment									944	1,989	1,326
Assets, continuing operations
Total assets, continuing operations	$ 87,338				$ 79,054				$ 87,338	$ 79,054